CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS - ION (Unaudited) - USD ($)		1 Months Ended	3 Months Ended	9 Months Ended
		Dec. 31, 2020	Sep. 30, 2021	Sep. 30, 2021
Loss from operations				$ 853,000
Other income:
Net income loss				$ (3,854,000)
Weighted average shares outstanding, basic (in shares)				13,157,022
Weighted average shares outstanding, diluted (in shares)				13,157,022
Basic net income (loss) per ordinary shares (in dollars per share)				$ (4.32)
Diluted net income (loss) per ordinary shares (in dollars per share)				$ (4.32)
ION Acquisition Corp 2 LTD
Operating costs		$ 5,000	$ 3,716,611	$ 4,336,231
Loss from operations			(3,716,611)	(4,336,231)
Other income:
Interest income on marketable securities held in Trust Account			17,595	42,687
Unrealized loss on marketable securities held in Trust Account			(122)	(122)
Transactions costs attributed to warrants liabilities			0	(299,770)
Change in fair value of the Warrant Liabilities			2,150,500	425,349
Other income, net			2,167,973	168,144
Net income loss		$ (5,000)	(1,548,638)	(4,168,087)
Weighted average shares outstanding, basic (in shares)	[1]	5,500,000
Weighted average shares outstanding, diluted (in shares)		5,500,000
Basic net income (loss) per ordinary shares (in dollars per share)		$ 0
Diluted net income (loss) per ordinary shares (in dollars per share)		$ 0
Class A ordinary shares | ION Acquisition Corp 2 LTD
Other income:
Net income loss			$ (1,238,910)	$ (3,218,079)
Weighted average shares outstanding, basic (in shares)			25,300,000	20,944,322
Weighted average shares outstanding, diluted (in shares)			25,300,000	20,944,322
Basic net income (loss) per ordinary shares (in dollars per share)			$ (0.05)	$ 1.62
Diluted net income (loss) per ordinary shares (in dollars per share)			$ (0.05)	$ 1.62
Class B ordinary shares | ION Acquisition Corp 2 LTD
Other income:
Net income loss			$ (309,728)	$ (950,008)
Weighted average shares outstanding, basic (in shares)			6,325,000	6,182,967
Weighted average shares outstanding, diluted (in shares)			6,325,000	6,182,967
Basic net income (loss) per ordinary shares (in dollars per share)			$ (0.05)	$ (0.15)
Diluted net income (loss) per ordinary shares (in dollars per share)			$ (0.05)	$ (0.15)

[1]	Excluded an aggregate of up to 825,000 Class B ordinary shares that were subject to forfeiture depending on the extent to which the underwriters’ over-allotment option was exercised. On January 14, 2021, the Company effected a share capitalization of 575,000 shares and, as a result, there are 6,325,000 founder shares issued and outstanding. All share and per share amounts have been retroactively restated to reflect the share capitalization (see Note 3).